OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2021	2020
Pension benefit obligations	$51,210	$49,822
Other	19,051	13,514
Total other liabilities	$70,261	$63,336

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2021	2020
Reconciliation of plan assets:
Plan assets, beginning of year	$2,768	$2,594
Employer contributions	3,584	2,800
Benefit payments	(3,325)	(2,570)
Administrative expenses	(130)	(115)
Interest on assets	72	77
Net return on assets excluding interest	(72)	(77)
Effect of exchange rate changes	8	59
Plan assets, end of year	$2,905	$2,768

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$44,105	$29,336
Current service cost	2,624	12,827
Past service cost	5,351	—
Benefit payments	(3,325)	(2,570)
Interest cost	1,240	809
Actuarial (gains) losses arising from changes in economic assumptions	(2,785)	1,861
Actuarial losses arising from changes in demographic assumptions	992	882
Actuarial gains arising from Plan experience	(2,842)	(321)
Effect of exchange rate changes	(516)	1,281
Defined benefit obligation, end of year	44,844	44,105
Net defined benefit liability, end of year	$41,939	$41,337

Schedule of components of Agnico Eagle's pension expense recognized in the consolidated statements of net income (loss)

	Year Ended December 31,
	2021	2020
Current service cost	$2,624	$12,827
Past service cost	5,351	—
Administrative expenses	130	115
Interest cost on defined benefit obligation	1,240	809
Interest on assets	(72)	(77)
Pension expense	$9,273	$13,674

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2021	2020
Actuarial (gains) losses relating to the defined benefit obligation	$(4,634)	$2,584
Net return on assets excluding interest	72	77
Total remeasurements of the net defined benefit liability	$(4,562)	$2,661

Schedule of significant assumptions used in measuring Executive Plan defined benefit obligations

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate - beginning of year	2.5%	3.0%
Discount rate - end of year	3.0%	2.5%

Schedule of significant assumptions used in measuring Company Retirement Program defined benefit obligations

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate - beginning of year	1.8%	2.8%
Discount rate - end of year	2.5%	1.8%
Range of mine closure dates	2026 - 2032	2026 - 2032
Termination of employment per annum	2.0% - 10.0%	2.0% - 10.0%

Schedule of significant assumptions used in measuring Company's defined benefit obligations for Mexico Plans

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate	7.5%	5.5%
Range of mine closure dates	2023 - 2027	2023 - 2026

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2021
Change in assumption:
0.5% increase in discount rate	$(1,703)
0.5% decrease in discount rate	$1,839